Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                        February 6, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano

Re:                        FT 3419
          First Trust(R) ETF Allocation Portfolio Series
                        (the "Trust")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Initial Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on February 6, 2012. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a portfolio of exchange-traded funds ("ETFs") advised by First Trust Advisors L.P., an affiliate of the Sponsor. As certain of the ETFs in which the
Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 3336 (File No. 333-178730), declared effective by the Commission on January 24, 2012.

        We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about March 6, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on March 6, 2012.

     Inasmuch as the Trust is not yet operative, no filings  have
been  required  under  any  of  the  acts  administered  by   the

Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934
Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By /s/ Brian D. Free
                                      -------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure